Derivative Financial Instruments - Summary of Maturity Profile and Average Price/Rate of Hedging Instruments Used in Hedging Strategies (Detail) £ in Millions	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 198,391	£ 205,911
Interest rate contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	153,785	159,046
Interest rate contracts | Interest rate risk | Designated as fair value hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	93,475	94,314
Interest rate contracts | Interest rate risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	12,450	6,576
Interest rate contracts | Interest rate/FX risk | Designated as fair value hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	273	236
Interest rate contracts | Interest rate/FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	6,591	10,120
Interest rate contracts | FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	366	755
Exchange rate contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	43,274	44,233
Exchange rate contracts | Interest rate/FX risk | Designated as fair value hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	789	1,482
Exchange rate contracts | Interest rate/FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	11,457	16,221
Exchange rate contracts | FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	15,563	12,281
Equity derivative contracts | Equity risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	13	49
Less than or equal to 1 month | Interest rate contracts | Interest rate risk | Designated as fair value hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,429	£ 4,354
Less than or equal to 1 month | Interest rate contracts | Interest rate risk | Designated as fair value hedges: | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0069	0.0077
Less than or equal to 1 month | Interest rate contracts | Interest rate risk | Designated as fair value hedges: | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0118	(0.0041)
Less than or equal to 1 month | Interest rate contracts | Interest rate risk | Designated as fair value hedges: | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0187	0
Less than or equal to 1 month | Interest rate contracts | Interest rate risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Less than or equal to 1 month | Interest rate contracts | Interest rate risk | Designated as cash flow hedges: | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
Less than or equal to 1 month | Interest rate contracts | Interest rate/FX risk | Designated as fair value hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Less than or equal to 1 month | Interest rate contracts | Interest rate/FX risk | Designated as fair value hedges: | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
Less than or equal to 1 month | Interest rate contracts | Interest rate/FX risk | Designated as fair value hedges: | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
Less than or equal to 1 month | Interest rate contracts | Interest rate/FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 732	£ 0
Less than or equal to 1 month | Interest rate contracts | Interest rate/FX risk | Designated as cash flow hedges: | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0201	0.0249
Less than or equal to 1 month | Interest rate contracts | FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Less than or equal to 1 month | Exchange rate contracts | Interest rate/FX risk | Designated as fair value hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Average GBP - EUR exchange rate	0	0
Average GBP - USD exchange rate	0	0
Less than or equal to 1 month | Exchange rate contracts | Interest rate/FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 732	£ 812
Average GBP - EUR exchange rate	0	1.2742
Average GBP - USD exchange rate	1.4649	0
Less than or equal to 1 month | Exchange rate contracts | FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,439	£ 1,187
Average GBP - EUR exchange rate	0	0
Average GBP - USD exchange rate	1.2931	1.2856
Average GBP - JPY exchange rate	0	0
Less than or equal to 1 month | Equity derivative contracts | Equity risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Designated as fair value hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 7,617	£ 5,804
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Designated as fair value hedges: | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0065	0.0090
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Designated as fair value hedges: | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0023	0.0029
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Designated as fair value hedges: | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0172	0.0154
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 897	£ 339
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Designated as cash flow hedges: | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0046	0.0076
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Designated as fair value hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Designated as fair value hedges: | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Designated as fair value hedges: | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0.0238
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Designated as cash flow hedges: | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
>1 and ≤ 3 months | Interest rate contracts | FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>1 and ≤ 3 months | Exchange rate contracts | Interest rate/FX risk | Designated as fair value hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 755
Average GBP - EUR exchange rate	0	0
Average GBP - USD exchange rate	0	1.5110
>1 and ≤ 3 months | Exchange rate contracts | Interest rate/FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Average GBP - EUR exchange rate	0	0
Average GBP - USD exchange rate	0	0
>1 and ≤ 3 months | Exchange rate contracts | FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,015	£ 2,119
Average GBP - EUR exchange rate	0	1.1444
Average GBP - USD exchange rate	1.3164	1.2624
Average GBP - JPY exchange rate	137.9769	145.9275
>1 and ≤ 3 months | Equity derivative contracts | Equity risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Later than 3 months and not later than 1 year | Interest rate contracts | Interest rate risk | Designated as fair value hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 27,791	£ 27,405
Later than 3 months and not later than 1 year | Interest rate contracts | Interest rate risk | Designated as fair value hedges: | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0082	0.0088
Later than 3 months and not later than 1 year | Interest rate contracts | Interest rate risk | Designated as fair value hedges: | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0302	0.0221
Later than 3 months and not later than 1 year | Interest rate contracts | Interest rate risk | Designated as fair value hedges: | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0289	0.0199
Later than 3 months and not later than 1 year | Interest rate contracts | Interest rate risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,528	£ 1,066
Later than 3 months and not later than 1 year | Interest rate contracts | Interest rate risk | Designated as cash flow hedges: | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0057	0.0082
Later than 3 months and not later than 1 year | Interest rate contracts | Interest rate/FX risk | Designated as fair value hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Later than 3 months and not later than 1 year | Interest rate contracts | Interest rate/FX risk | Designated as fair value hedges: | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0464	0
Later than 3 months and not later than 1 year | Interest rate contracts | Interest rate/FX risk | Designated as fair value hedges: | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
Later than 3 months and not later than 1 year | Interest rate contracts | Interest rate/FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 882	£ 3,121
Later than 3 months and not later than 1 year | Interest rate contracts | Interest rate/FX risk | Designated as cash flow hedges: | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0318	0.0216
Later than 3 months and not later than 1 year | Interest rate contracts | FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Later than 3 months and not later than 1 year | Exchange rate contracts | Interest rate/FX risk | Designated as fair value hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 132	£ 0
Average GBP - EUR exchange rate	1.1405	0
Average GBP - USD exchange rate	0	0
Later than 3 months and not later than 1 year | Exchange rate contracts | Interest rate/FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,583	£ 3,367
Average GBP - EUR exchange rate	1.3543	1.1689
Average GBP - USD exchange rate	0	1.5357
Later than 3 months and not later than 1 year | Exchange rate contracts | FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 3,877	£ 3,758
Average GBP - EUR exchange rate	0	1.1167
Average GBP - USD exchange rate	1.3231	1.2925
Average GBP - JPY exchange rate	135.6073	143.0857
Later than 3 months and not later than 1 year | Equity derivative contracts | Equity risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 7
Later than 1 year and not later than 5 years | Interest rate contracts | Interest rate risk | Designated as fair value hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 47,749	£ 43,652
Later than 1 year and not later than 5 years | Interest rate contracts | Interest rate risk | Designated as fair value hedges: | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0073	0.0133
Later than 1 year and not later than 5 years | Interest rate contracts | Interest rate risk | Designated as fair value hedges: | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0098	0.0136
Later than 1 year and not later than 5 years | Interest rate contracts | Interest rate risk | Designated as fair value hedges: | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0249	0.0269
Later than 1 year and not later than 5 years | Interest rate contracts | Interest rate risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 7,964	£ 4,671
Later than 1 year and not later than 5 years | Interest rate contracts | Interest rate risk | Designated as cash flow hedges: | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0145	0.0146
Later than 1 year and not later than 5 years | Interest rate contracts | Interest rate/FX risk | Designated as fair value hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 236	£ 18
Later than 1 year and not later than 5 years | Interest rate contracts | Interest rate/FX risk | Designated as fair value hedges: | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0178	0.0352
Later than 1 year and not later than 5 years | Interest rate contracts | Interest rate/FX risk | Designated as fair value hedges: | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
Later than 1 year and not later than 5 years | Interest rate contracts | Interest rate/FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 4,062	£ 4,829
Later than 1 year and not later than 5 years | Interest rate contracts | FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	366	755
Later than 1 year and not later than 5 years | Exchange rate contracts | Interest rate/FX risk | Designated as fair value hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 461	£ 317
Average GBP - EUR exchange rate	1.1700	1.1781
Average GBP - USD exchange rate	0	0
Later than 1 year and not later than 5 years | Exchange rate contracts | Interest rate/FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 6,550	£ 8,009
Average GBP - EUR exchange rate	1.2525	1.3114
Average GBP - USD exchange rate	1.6085	1.5811
Later than 1 year and not later than 5 years | Exchange rate contracts | Interest rate/FX risk | Designated as cash flow hedges: | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0248	0.0287
Later than 1 year and not later than 5 years | Exchange rate contracts | FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 7,113	£ 5,217
Average GBP - EUR exchange rate	1.1629	1.1526
Average GBP - USD exchange rate	1.3039	1.2991
Average GBP - JPY exchange rate	132.2714	140.8152
Later than 1 year and not later than 5 years | Equity derivative contracts | Equity risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 12	£ 41
Later than five years | Interest rate contracts | Interest rate risk | Designated as fair value hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 7,889	£ 13,099
Later than five years | Interest rate contracts | Interest rate risk | Designated as fair value hedges: | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0361	0.0300
Later than five years | Interest rate contracts | Interest rate risk | Designated as fair value hedges: | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0234	0.0236
Later than five years | Interest rate contracts | Interest rate risk | Designated as fair value hedges: | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0416	0.0456
Later than five years | Interest rate contracts | Interest rate risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,061	£ 500
Later than five years | Interest rate contracts | Interest rate risk | Designated as cash flow hedges: | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0133	0.0040
Later than five years | Interest rate contracts | Interest rate/FX risk | Designated as fair value hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 37	£ 218
Later than five years | Interest rate contracts | Interest rate/FX risk | Designated as fair value hedges: | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0356	0.0212
Later than five years | Interest rate contracts | Interest rate/FX risk | Designated as fair value hedges: | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
Later than five years | Interest rate contracts | Interest rate/FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 915	£ 2,170
Later than five years | Interest rate contracts | FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	0	0
Later than five years | Exchange rate contracts | Interest rate/FX risk | Designated as fair value hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 196	£ 410
Average GBP - EUR exchange rate	1.1669	1.1603
Average GBP - USD exchange rate	0	0
Later than five years | Exchange rate contracts | Interest rate/FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,592	£ 4,033
Average GBP - EUR exchange rate	1.1965	1.2090
Average GBP - USD exchange rate	1.3811	1.4499
Later than five years | Exchange rate contracts | Interest rate/FX risk | Designated as cash flow hedges: | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0339	0.0296
Later than five years | Exchange rate contracts | FX risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,119	£ 0
Average GBP - EUR exchange rate	1.1787	0
Average GBP - USD exchange rate	0	0
Average GBP - JPY exchange rate	0	0
Later than five years | Equity derivative contracts | Equity risk | Designated as cash flow hedges:
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1	£ 1